Related Party Transactions (Details) - USD ($)				1 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended
	Oct. 08, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 18, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 13, 2022	Jun. 18, 2021
Related Party Transactions (Details) [Line Items]
Stock issued during the period for services value							$ 25,000
Exceeds per share (in Dollars per share)								$ 12
Common Class B [Member]
Related Party Transactions (Details) [Line Items]
Common stock shares outstanding (in Shares)					4,596,250		4,596,250	4,596,250
Common Class A [Member]
Related Party Transactions (Details) [Line Items]
Common stock shares outstanding (in Shares)					885,000		885,000	885,000
Underwriter Agreement [Member] | Common Class B [Member]
Related Party Transactions (Details) [Line Items]
Option for underwriters to purchase additional units term					45 days			45 days
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Monthly consulting fee					$ 15,000			$ 15,000
Consulting fee incurred under this agreement					0	$ 45,000	$ 41,613	180,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument face value					$ 650,000			$ 650,000	$ 1,500,000	$ 300,000
Sponsor [Member] | Common Class B [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during the period for services value				$ 25,000
Stock issued during the period shares issued for services (in Shares)				4,598,750
Common stock shares outstanding (in Shares)					4,679,125			4,679,125
Common stock subject to forfeiture (in Shares)					592,875			592,875
Founder shares forfeited during the period (in Shares)	82,875
Sponsor [Member] | Common Class B [Member] | Recapitalization [Member]
Related Party Transactions (Details) [Line Items]
Common stock dividends per share (in Dollars per share)		$ 0.017	$ 0.017
Sponsor [Member] | Common Class A [Member]
Related Party Transactions (Details) [Line Items]
Share price (in Dollars per share)					$ 12
Period after Initial Business Combination					150 days
Sponsor [Member] | Working Capital Loans [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument face value					$ 1,500,000			$ 1,500,000
Debt instrument conversion price per share (in Dollars per share)					$ 10			$ 10
Bank overdraft							0	$ 0
Related party transaction fees payable per month					$ 20,000			20,000
Sponsor [Member] | Administration And Support Services [Member]
Related Party Transactions (Details) [Line Items]
Cumulative Expenses Incurred					$ 20,000	$ 60,000	$ 60,000	$ 240,000